Investments in Unconsolidated Real Estate Entities (Q3) (Details) - Corporate Joint Venture			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2020 USD ($)	Aug. 15, 2019 USD ($)	Sep. 30, 2020 USD ($) realEstateUnits buildings	Sep. 30, 2020 USD ($) realEstateUnits buildings	Dec. 31, 2019 USD ($)
Lector85
Real Estate [Line Items]
Investment income, interest					$ 272,805
Annual preferred return (percent)		13.00%
Lector85 | Preferred Equity Investment
Real Estate [Line Items]
Investment, face amount, issued			$ 5,210,937	$ 5,210,937	$ 4,689,000
Number of units in apartment community | realEstateUnits			254	254
Amount of investment		$ 9,900,000	$ 9,900,000	$ 9,900,000
Investment income, interest			328,900	894,321
Vernon Boulevard | Preferred Equity Investment
Real Estate [Line Items]
Investment, face amount, issued			$ 15,000,000	$ 15,000,000
Number of units in apartment community | buildings			3	3
Investment income, interest			$ 379,167	$ 379,167
Vernon Boulevard | Preferred Equity Investment | Co-Investor
Real Estate [Line Items]
Investment, face amount, issued			40,000,000	40,000,000
Vernon Boulevard | Preferred Equity Investment | Foreign Fund
Real Estate [Line Items]
Investment, face amount, issued			$ 62,000,000	$ 62,000,000
Astoria Multifamily Apartments [Member]
Real Estate [Line Items]
Annual preferred return (percent)	13.00%
Construction loan	$ 225,000,000
Expected development costs	$ 342,000,000